Financial Instruments - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2021 CAD ($) Customer	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2020 CAD ($) Customer
Disclosure of detailed information about financial instruments [Line Items]
Number of customers | Customer					0	0
Percentage of change in interest rates	1.00%
Impact on net income due to changes in interest rate	$ 2	$ 1
Fair value of unsecured senior notes				$ 969		$ 1,023
One Customer [Member]
Disclosure of detailed information about financial instruments [Line Items]
Number of customers | Customer			1	1	1	1
Percentage concentration risk rate	10.00%	12.00%
Senior Credit Facility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility amount withdrawn			$ 118		$ 75
Real Estate Credit Facility [Member]
Disclosure of detailed information about financial instruments [Line Items]
Credit facility amount withdrawn			$ 11	$ 31	$ 11	$ 13
Credit Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Trade receivables				$ 16		$ 11